Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 1,351,038	$ 1,508,683
Loss from operations	(1,351,038)	(1,508,683)
Other income (expense):
Interest income earned on investments held in trust account	425,416	2,248,538
Change in fair value of convertible note	(7,165,953)	177,697
Change in fair value of warrant liabilities	(539,531)	701,148
Total other (expense) income, net	(7,280,068)	3,127,383
(Loss) income before provision for income tax	(8,631,106)	1,618,700
Income tax provision	(80,513)	(456,790)
Net (loss) income	$ (8,711,619)	$ 1,161,910
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750
Diluted weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750
Basic net (loss) income per share, common stock (in Dollars per share)	$ (1.47)	$ 0.12
Diluted net (loss) income per share, common stock (in Dollars per share)	$ (1.47)	$ 0.12
Common stock subject to possible redemption
Other income (expense):
Basic weighted average shares outstanding, common stock (in Shares)	747,644	4,866,356
Diluted weighted average shares outstanding, common stock (in Shares)	747,644	4,866,356
Basic net (loss) income per share, common stock (in Dollars per share)	$ (1.47)	$ 0.12
Diluted net (loss) income per share, common stock (in Dollars per share)	$ (1.47)	$ 0.12